Accounts receivable, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Accounts receivable
Accounts receivable	¥ 22,190	¥ 22,158
Allowance for doubtful accounts	(1,888)	(1,582)	¥ (1,034)
Accounts receivable, net	20,302	20,576		$ 2,859
Movements in the allowance for doubtful accounts
Balance at beginning of the year	(1,582)	(1,034)	(566)
Additions	(542)	(615)	(535)
Write-off	236	67	67
Balance at end of the year	(1,888)	(1,582)	¥ (1,034)
Logistics receivables
Accounts receivable
Accounts receivable	12,305	11,063
Online retail and online marketplace receivables
Accounts receivable
Accounts receivable	8,842	9,982
Advertising receivables and others
Accounts receivable
Accounts receivable	1,043	1,113
Consumer financing receivables
Movements in the allowance for doubtful accounts
Additions	¥ 0	¥ 0